Shareholders' Equity and Other Equity Instruments - Summary of Basic Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [line items]
Net result attributable to owners of Aegon Ltd.	€ 614	€ 584
Coupons on perpetual securities	(37)	(19)
Net result attributable to owners for basic earnings per share calculation	577	565
Net result attributable to common shareholders	€ 574	€ 562
Weighted average number of common shares outstanding (in million)	1,489	1,573
Basic earnings per common share (EUR per share)	€ 0.39	€ 0.36
Common share B [member]
Earnings per share [line items]
Net result attributable to common shareholders	€ 3	€ 3
Weighted average number of common shares outstanding (in million)	328	345
Basic earnings per common share (EUR per share)	€ 0.01	€ 0.01